Revenue and segment reporting	12 Months Ended
Jun. 30, 2020
Revenue and segment reporting
Revenue and segment reporting

5     Revenue and segment reporting

(i)	Revenue

(a)Disaggregation of revenue from contracts with customers by major revenue stream is as follows:

	2018	2019	2020
	RMB	RMB	RMB
K-12 educational services	1,093,933	1,217,007	1,308,211
Educational training services	36,395	144,188	53,700
Study trip services	13,791	81,495	56,408
Education and management services	19,021	40,942	48,317
Others	6,208	15,393	15,963
	1,169,348	1,499,025	1,482,599

(b)Disaggregation of revenue from contracts with customers by timing of revenue recognition is as follows:

	2019	2020
	RMB	RMB
Timing of revenue recognition
Revenue recognized over time	1,304,361	1,289,758
Revenue recognized point in time	194,664	192,841
	1,499,025	1,482,599

(c)Contract liabilities

The following table provides information about contract liabilities from contracts with customers.

	June 30, 2019	June 30, 2020
	RMB’000	RMB’000
Current liabilities
Contract liabilities	398,951	274,874

Non-current liabilities
Contract liabilities	2,579	3,159

The contract liabilities primarily relate to payments received related to unsatisfied performance obligations for the K-12 educational services, educational training services, study trip services and overseas study consulting services as of June 30, 2019 and 2020, included in current and non-current contract liabilities in the Group’s consolidated statements of financial position.

The amount of RMB379,626 recognized in contract liabilities as of July 1, 2019 has been recognized as revenue for the year ended June 30, 2020.

(d)Transaction price allocated to the remaining performance obligation

The Group has applied the practical expedient in IFRS 15 such that the Group does not disclose the information about revenue that the Group will be entitled to when it satisfies the remaining performance obligations under all sales contracts that had an original expected duration of one year or less.

(ii)Segment reporting

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer of the Group, who reviews the financial information of operating segments when making decisions to allocate resources and assess performance of the Group.

For the year ended June 30, 2018, the Group identified seven segments, including K-12 educational services, after-school enrichment services, management consulting services, logistic services, educational training services, overseas study consulting services and hotel management services.

For the year ended June 30, 2019, the Group optimized its management structure for efficient resource allocation and high-quality management for affiliated and managed schools. Thus, K-12 educational services, after-school enrichment services, management consulting services and logistic services were merged into an operating segment “K-12 educational and management services” considering the integration of operation and the financial result of the above business was reviewed as a whole. As a result, four operating segments were identified for the years ended June 30, 2019 and 2020, including K-12 educational and management services, educational training services, study trip and overseas study consulting services and hotel management services.

K-12 educational and management services and educational training services were identified as reportable segments, respectively. Study trip and overseas study consulting services and hotel management services were aggregated as “others” since individually they do not exceed 10% quantitative threshold of combined revenue. Segment information for the year ended June 30, 2018 has been restated to conform to the presentation for the years ended June 30, 2019 and 2020.

(a) Segment results

The revenue and operating results by segments were as follows:

For the year ended June 30, 2018

	K‑12
	educational
	and	Educational
	management	training
	services	services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,112,954	36,395	19,999	—	1,169,348
Inter-segment revenues	—	14,678	260	—	14,938
Total segment revenues	1,112,954	51,073	20,259	—	1,184,286

Segment income/ (loss) before income tax	276,587	28,820	1,157	(9,374)	297,190
Interest income	7,083	151	119	4,362	11,715
Depreciation and amortization	104,254	1	9,319	—	113,574

*    Unallocated income (expenses) are primarily related to corporate administrative costs, interest income and other miscellaneous items that are not allocated to individual segment.

For the year ended June 30, 2019

	K‑12
	educational
	and	Educational
	management	training
	services	services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,257,949	144,188	96,888	—	1,499,025
Inter-segment revenues	422	2,767	6,135	—	9,324
Total segment revenues	1,258,371	146,955	103,023	—	1,508,349

Segment income/ (loss) before income tax	320,639	91,720	18,773	(6,639)	424,493
Interest income	21,244	519	1,110	1,597	24,470
Depreciation and amortization	125,676	526	7,318	—	133,520

*    Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.

For the year ended June 30, 2020

	K-12
	educational and
	management	Educational
	services	training services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,356,528	53,700	72,371	—	1,482,599
Inter-segment revenues	1,129	6,360	11,818	—	19,307
Total segment revenues	1,357,657	60,060	84,189	—	1,501,906

Segment income/ (loss) before income tax	480,095	17,122	405	(9,100)	488,522
Interest income	23,142	154	322	1,215	24,833
Interest on lease liabilities	3,968	326	69	—	4,363
Depreciation and amortization	157,612	1,947	6,274	—	165,833

*   Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.

Note:

The Group has initially applied IFRS 15 and IFRS 9 as of July 1, 2018. Under the cumulative effect method, comparative information is not restated. See note 4(m) and 4(c), respectively.

The Group has initially applied IFRS 16 as of July 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See note 3.

The Group’s CODM does not review the financial position by operating segments, thus no total assets or liabilities of each operating segment are presented.

All of the Group’s operations and customers are located in the PRC.

The Group’s customer base is diversified and no customer with whom transactions have exceeded 10% of the Group’s revenues.

The Group’s non-current assets are all located in mainland China. The geographical location of the Group’s non-current assets is based on the physical location of the asset, in the case of property and equipment, the location of the operation to which they are allocated, in the case of intangible assets and goodwill.